INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory, Net [Abstract]
Schedule of Inventory, Current
Inventory as of December 31, 2024 and December 31, 2023, consisted of the following:

($ in thousands)	December 31, 2024	December 31, 2023
Raw materials	$12,010	$12,649
Raw materials - non-cannabis	13,213	17,937
Work-in-process	33,803	51,538
Finished goods	22,931	24,138
Finished goods - non-cannabis	1,386	1,527
Inventory, net	$83,343	$107,789